Consolidated Statement of Changes in Stockholders' Equity - USD ($)		Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total
Beginning balance (in shares) at Sep. 30, 2013	[1]	10,077,482
Beginning balance at Sep. 30, 2013		$ 202,000	$ 69,792,000	$ (54,212,000)	$ 15,000	$ 15,797,000
Issuance of shares of common stock pursuant to the acquisition of Gilman & Ciocia, Inc. (in shares)		2,266,669
Common stock issued		$ 45,000	8,795,000			8,840,000
Stock – based compensation stock options			871,000			871,000
Issuance of shares of common stock and related stock-based compensation for restricted stock units (in shares)		57,790
Issuance of shares of common stock and related stock-based compensation for restricted stock units		$ 1,000	252,000			253,000
Other (Note 13) (in shares)		63,000
Other (Note 13)		$ 1,000	127,000			128,000
Net income				18,643,000		18,643,000
Ending balance (in shares) at Sep. 30, 2014		12,464,941
Ending balance at Sep. 30, 2014		$ 249,000	79,837,000	(35,569,000)	15,000	44,532,000
Stock – based compensation stock options			391,000			391,000
Issuance of shares of common stock and related stock-based compensation for restricted stock units (in shares)		55,670
Issuance of shares of common stock and related stock-based compensation for restricted stock units		$ 1,000	198,000			199,000
Net income				285,000		285,000
Ending balance (in shares) at Sep. 30, 2015		12,473,968
Ending balance at Sep. 30, 2015		$ 249,000	80,282,000	(35,284,000)	15,000	45,262,000
Stock repurchase (in shares)		(46,643)
Stock repurchase		$ (1,000)	(144,000)			(145,000)
Stock – based compensation stock options			125,000			125,000
Net income				(244,000)		(244,000)
Ending balance (in shares) at Jun. 30, 2016		12,440,035
Ending balance at Jun. 30, 2016		$ 249,000	$ 80,321,000	$ (35,528,000)	$ 15,000	$ 45,057,000
Stock repurchase (in shares)						33,933
Stock repurchase						$ 86,000

[1]	Includes 18,576 shares previously not reported and reflects the issuance of 886 shares for roundup of fractional shares due to reverse stock split